INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 32,443	$ 35,896
Work-in-progress	4,058	2,948
Finished goods	201,731	165,881
Inventories	$ 238,232	$ 204,725